UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number   811-21259
                                             -------------------------

                    GMAM Absolute Return Strategies Fund, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                                 New York, 10153
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                     Date of reporting period: June 30, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                          INITIAL                  NUMBER       of                           FIRST
                                        ACQUISITION                  of       MEMBERS'        FAIR      REDEMPTION DATE
                                           DATE          COST      SHARES     CAPITAL         VALUE      WITHOUT FEES**  LIQUIDITY**
                                           ----          ----      ------     -------         -----      --------------  -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(91.76%)

CONVERTIBLE ARBITRAGE (2.66%)
Aristeia International Limited,
  Class A                                 Mar-03     $60,000,000   117,247      2.66%  $    71,638,237        N/A         Quarterly

DISTRESSED INVESTMENT (14.64%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                    Aug-05       75,000,000    7,270      3.15%       84,838,313      9/30/07(4)    Quarterly
Cerberus International, Ltd., Class A     Dec-01       45,000,000      151      3.06%       82,500,510        N/A         Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                  Dec-04       71,727,631   57,443      3.09%       83,398,784     11/30/06        Anually
Greywolf Capital Overseas Fund,
  Class S ***                             Dec-05        3,774,077    3,774      0.14%        3,762,698        N/A(1)       N/A(1)
King Street Capital, L.P.                 Jun-02       59,556,887      *        3.35%       90,198,619        N/A         Quarterly
King Street Capital, L.P.,
  Special Investment ***                  Jan-06        1,022,134      *        0.04%        1,023,650        N/A(1)       N/A(1)
STYX International Fund, Ltd.,
  Series 1                                Apr-02       37,442,600   17,024      1.81%       48,920,361        N/A          Anually
                                                                                     ------------------
                                                                                           394,642,935
                                                                                     ------------------

EQUITY MARKET NEUTRAL (2.88%)
Numeric European Market Neutral
  Offshore Fund I, L.P.                   Aug-03       34,894,296      *        1.63%       44,077,240        N/A          Monthly
Numeric Japanese Market Neutral
  Offshore Fund III Ltd., Class B
  Series 1                                Dec-02       25,000,000  250,000      1.25%       33,604,426        N/A          Monthly
                                                                                     ------------------
                                                                                            77,681,666
                                                                                     ------------------

EVENT DRIVEN (12.61%)
Castlerigg International Limited,
   Class Aa Series 1                      Nov-03       60,000,000  255,073      3.02%       81,373,318        N/A         Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                   Dec-05       75,000,000  498,925      3.01%       81,185,461        N/A          Monthly
CNH MA I Ltd., Class C  Series Initial    Nov-01       20,054,405      199      0.90%       24,190,523        N/A         Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                       Aug-04       75,000,000   73,531      2.99%       80,566,940        N/A         Quarterly
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                      May-06       74,726,056   74,726      2.68%       72,406,429      6/30/07        Anually
OZ Asia Overseas Fund, Ltd.,
   Class C ***                            May-06          270,956      271      0.01%          266,760        N/A(1)       N/A(1)
                                                                                     ------------------
                                                                                           339,989,431
                                                                                     ------------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                          INITIAL                  NUMBER       of                           FIRST
                                        ACQUISITION                  of       MEMBERS'        FAIR      REDEMPTION DATE
                                           DATE          COST      SHARES     CAPITAL         VALUE      WITHOUT FEES**  LIQUIDITY**
                                           ----          ----      ------     -------         -----      --------------  -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (91.76%) (CONTINUED)

LONG/SHORT EQUITY (37.84%)
Alson Signature Fund Offshore Ltd.,
   Class A Series Oct 01, 2002            Apr-04      $50,000,000   43,089      2.32%  $    62,486,870        N/A         Quarterly
Artis Technology Partners Ltd.,
   Class A Series 1                       Jan-04       46,121,727  367,578      2.18%       58,777,084        N/A          Monthly
Artis Technology 2X Ltd., Class A
  Series 1                                Aug-04       20,000,000  183,310      1.09%       29,377,165      2/28/07(2)     Monthly
Black Bear Offshore Fund Limited,
   Class A                                Jan-02       30,000,000  126,047      2.44%       65,830,284        N/A         Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Series 3                       Jun-06       75,000,000   75,000      2.72%       73,227,486        N/A          Monthly
Front Point Offshore Healthcare
   Fund, L.P.                             May-05       75,000,000      *        3.08%       82,955,466        N/A         Quarterly
Ivory Offshore Flagship Fund, L.P.        May-04       80,000,000      *        3.78%      101,845,536        N/A         Quarterly
Kinyan Capital, L.P.                      Aug-05       20,000,000      *        0.78%       21,083,133      9/30/07       Quarterly
Kinyan Capital Offshore Fund, Ltd.
   Class A Series 2                       Aug-05       30,000,000  286,691      1.17%       31,475,974      9/30/07       Quarterly
Lansdowne European Equity Fund Ltd.,
   Class B USD Shares Series 2
   (01 Jan)                               Jan-06       25,000,000  161,658      0.97%       26,199,829     12/31/06        Monthly
Lansdowne European Equity Fund Ltd.,
   Class B USD Shares Series 14
   (01 Dec)                               Dec-05       25,000,000  206,199      1.02%       27,504,325     11/30/06        Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1                 Jan-06       25,000,000   25,000      0.95%       25,689,714      3/31/07       Quarterly
Longbow Partners, L.P.                    Jan-06       25,000,000      *        0.95%       25,754,608      3/31/07       Quarterly
Renaissance Institutional Equities
   Fund, LLC, Series B                    May-06       50,000,000      *        1.87%       50,355,978        N/A          Monthly
Rosehill Japan Fund Ltd., Class A         Apr-02       15,000,000      788      0.71%       19,092,697        N/A         Quarterly
Rosehill Japan Fund Ltd., Class C         Apr-02       25,000,000    1,291      1.16%       31,279,175        N/A         Quarterly
Scout Capital Fund, Ltd., Class A
   Series 1                               Dec-01       64,945,547  477,802      3.18%       85,660,758        N/A         Quarterly
Stadia Capital Limited, Class AB
   Series 1                               Jan-04       63,835,728  443,200      2.71%       73,251,352        N/A         Quarterly
Tosca Fund Ltd., USD Class A              Apr-02       54,189,699  331,934      2.77%       74,716,306        N/A         Quarterly
Zaxis Offshore Limited, Class A1          Nov-01       45,622,642   34,552      1.99%       53,601,205        N/A          Monthly
                                                                                     ------------------
                                                                                         1,020,164,945
                                                                                     ------------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                          INITIAL                  NUMBER       of                           FIRST
                                        ACQUISITION                  of       MEMBERS'        FAIR      REDEMPTION DATE
                                           DATE          COST      SHARES     CAPITAL         VALUE      WITHOUT FEES**  LIQUIDITY**
                                           ----          ----      ------     -------         -----      --------------  -----------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (91.76%) (CONCLUDED)

MULTI-STRATEGY (11.71%)
Cycladic Catalyst Fund, USD Class BB      Apr-06       30,000,000  300,000      1.03%       27,816,000      4/30/07       Quarterly
Deephaven Market Neutral Fund Ltd.,
   Class A2 Series N-05/2004              May-04       75,000,000   75,156      3.37%       91,006,588      9/30/06(3)    Quarterly
Shepherd Investments International
   Limited, Class B                       Jan-02       67,821,372   25,578      3.61%       97,268,243        N/A         Quarterly
Shepherd Investments International
   Limited, Class S ***                   Feb-06       13,688,601   13,694      0.47%       12,627,312        N/A(1)       N/A(1)
UBS Multi-Strategy Alpha Limited,
   Class M Series 1                       Oct-01       73,441,004   76,590      3.23%       87,005,838        N/A         Quarterly
                                                                                     ------------------
                                                                                           315,723,981
                                                                                     ------------------

RELATIVE VALUE (9.42%)
AQR Absolute Return Offshore Fund
   Ltd., Class A Series Initial           Aug-03      $40,000,000      298      1.83%   $   49,476,192        N/A         Quarterly
Goldman Sachs Global Alpha Fund
   Plc., Class C Series 1                 Mar-06       75,000,000  448,646      2.87%       77,277,262      9/30/06       Quarterly
Gracie International Credit
   Opportunities Fund, Ltd., Class A
   Series 14                              Jan-06       60,000,000   53,650      2.33%       62,723,270      3/31/07       Quarterly
Gracie International Credit
   Opportunities Fund, Ltd., Class A
   Series 15                              Jan-06        5,000,000    4,442      0.19%        5,192,897      3/31/07       Quarterly
Regiment Capital, Ltd., Series M
   Class I                                Feb-06       58,000,000  580,000      2.20%       59,241,838      6/30/08        Anually
                                                                                     ------------------
                                                                                           253,911,459
                                                                                     ------------------


TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $2,061,135,362)                         $2,473,752,654

INVESTMENT IN SHORT-TERM SECURITIES (1.57%)

JP Morgan Chase Nassau Time Deposit, 4.90%, June 30, 2006                                   42,331,872
                                                                                     ------------------

TOTAL INVESTMENTS (COST $2,103,467,234)                                                  2,516,084,526
                                                                                     ------------------

OTHER ASSETS IN EXCESS OF LIABILITIES (6.67%)                                              180,002,792
                                                                                     ------------------

MEMBERS' CAPITAL (100.00%)                                                              $2,696,087,318
                                                                                     ==================

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL                              PERCENT OF
                                                                                      MEMBERS'
STRATEGY ALLOCATION                                                                   CAPITAL
------------------------------------------------------------------------------------------------------
Convertible Arbitrage                                                                   2.66%
Distressed Investment                                                                  14.64%
Equity Market Neutral                                                                   2.88%
Event Driven                                                                           12.61%
Long/Short Equity                                                                      37.84%
Multi-Strategy                                                                         11.71%
Relative Value                                                                          9.42%
                                                                               -----------------------
Total Investments in Investment Funds                                                  91.76%
                                                                               =======================

#    Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2006 was $2,061,135,362 and $2,473,752,654,
     respectively.
*    Security is an Investment Fund that does not issue shares.
** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment
     Fund's governing agreements.
     As of June 30, 2006, approximately 16% of the investments in Investment Funds by Fund I are restricted from early redemptions and 9% are potentially subject to early redemption fees.
     Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds.
     Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of June 30, 2006, approximately 39% of the investments in Investment Funds by Fund I are potentially subject to gates. Some of the Investment Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of June 30, 2006, approximately 3% of the investments in Investment Funds by Fund I are potentially subject to side pockets.
***  Multiple side pocket investments aggregated under the same Investment Fund.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000 is not subject to an early redemption fee. The subsequent subscriptions in the amounts of $5,000,000 and $5,000,000 may be redeemed without early redemption fees based on the valuation dates of February 28, 2007, and July 31, 2007, respectively.

(3) The initial subscription into Deephaven Market Neutral Fund Ltd., Class A2 Series N-05/2004 in the amount of $50,000,000 is not restricted from redemptions. The subsequent subscriptions in the amounts of $25,000,000 may be redeemed based on the valuation date of September 30, 2006.

(4) The initial subscription into Avenue Europe International, Ltd. Class F, Series 0306 in the amount of $37,500,000 and the subsequent subscription in the amount of $20,000,000 may be redeemed based on the valuation date of September 30, 2007. An additional subscription in the amount of $17,500,000 may be redeemed based on the valuation date of December 31, 2007.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  GMAM Absolute Return Strategies Fund, LLC
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ Nancy C. Everett
                         ---------------------------------------------------
                              Nancy C. Everett, President and Chief
                              Executive Officer
                              (principal executive officer)

Date   August 24, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Nancy C. Everett
                         ---------------------------------------------------
                              Nancy C. Everett, President and Chief
                              Executive Officer
                              (principal executive officer)

Date   August 24, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*     /s/ Charles Preseau
                         ---------------------------------------------------
                              Charles Preseau, Treasurer
                              (principal financial officer)

Date   August 24, 2006
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.